Bradford D. Rodgers

SVP and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 5, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life and Annuity Insurance Company
PLAIC Variable Annuity Account S
Schwab Genesis NY Variable Annuity
Filing Pursuant to Rule 497(j) for
File No. 333-240193; 811-23594

Commissioners:

On behalf of  Protective Life and Annuity Insurance Company and the PLAIC Variable Annuity Account S, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Schwab Genesis NY Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 for PLAIC Variable Annuity Account S as filed with the Commission on April 15, 2022 via EDGARLINK.

Please do not hesitate to call me at (205) 268-1113 if you have any questions.

Sincerely,

/s/ Bradford D. Rodgers
Bradford D. Rodgers